Supplement Dated May 1, 2006 to the following Prospectuses:

•	Special Product dated May 1, 2000, issued by Nationwide Life Insurance Company of America through its Nationwide Provident VL Separate Account 1
•	Options VL dated May 1, 2002, issued by Nationwide Life Insurance Company of America through its Nationwide Provident VL Separate Account 1
•	Survivor Options Plus dated May 1, 2000, issued by Nationwide Life Insurance Company of America through its Nationwide Provident VL Separate Account 1
•	Survivor Options VL dated May 1, 2000, issued by Nationwide Life and Annuity Company of America through its Nationwide Provident VL Separate Account A

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective May 1, 2006, the following underlying mutual funds changed their name, investment adviser/sub-adviser, and/or investment objective:

1. Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class IV changed to:

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

2. Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I changed to:

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

3. Gartmore Variable Insurance Trust - GVIT Equity 500 Index Fund: Class IV changed to:

Gartmore Variable Insurance Trust - GVIT S&P 500 Index Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Long-term capital appreciation.